Schedule of Summarized Real Estate Secured Debt (Parenthetical) (Detail) $ in Millions					9 Months Ended		12 Months Ended
		Aug. 03, 2020 USD ($)	Oct. 29, 2019 USD ($)	Jan. 24, 2019 USD ($)	Sep. 30, 2020 USD ($) Property		Dec. 31, 2019 USD ($) Property		Dec. 31, 2018 USD ($) Property		Jan. 31, 2020 USD ($) Property	Jul. 08, 2019 CAD ($)	Jan. 29, 2019 USD ($)	Jan. 25, 2019 CAD ($)	Oct. 11, 2018 CAD ($)	Oct. 01, 2018 USD ($)	Mar. 28, 2018 CAD ($)	Feb. 18, 2016 USD ($)	Dec. 22, 2015 USD ($)
Debt Instrument [Line Items]
Debt instrument maturity date					Jan. 24, 2022
Number of properties encumbered | Property							10
Fixed interest rate							1.79%
Derivative, notional amount												$ 95	$ 161,200,000	$ 90	$ 112		$ 101
Debt instrument, variable interest rate					1.95%		1.95%
Debt Instrument, Interest Rate					2.45%		3.95%
Debt Instrument Fixed Rate				5.00%	4.65%		4.65%
Debt Instrument Carrying Amount					$ 717,069,469		$ 719,769,887
Maximum borrowings under credit facility															$ 112				$ 105,000,000
Strategic Storage Growth Trust, Inc
Debt Instrument [Line Items]
Debt Instrument Carrying Amount																$ 19,000,000
Royal Bank of Canada Prime Rate
Debt Instrument [Line Items]
Debt Instrument, Interest Rate					2.45%
Interest Rate Swaps
Debt Instrument [Line Items]
Derivative, notional amount				$ 161,000,000
Interest Rate Caps
Debt Instrument [Line Items]
Debt instrument maturity date		Aug. 02, 2021
Effective interest rate cap on derivative instrument		0.50%
Derivative, notional amount		$ 80,000,000
Interest Rate Caps | LIBOR
Debt Instrument [Line Items]
Effective interest rate cap on derivative instrument		0.50%
Amended KeyBank Credit Facility
Debt Instrument [Line Items]
Number of properties encumbered | Property									21
Debt Instrument, Interest Rate							5.00%
Debt Instrument Carrying Amount	[1]						$ 0		$ 98,782,500
Maximum borrowings under credit facility																		$ 145,000,000
Oakland and Concord Loan | Interest Rate Swaps
Debt Instrument [Line Items]
Interest rate, maturity date									Apr. 10, 2023
Derivative, notional amount	[2]								$ 19,483,127
$11M KeyBank Subordinate Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property							34
Percentage of real estate property encumbered variable rate loan							49.00%
Debt Instrument, Interest Rate							6.25%
Debt Instrument Carrying Amount	[3]						$ 0		11,000,000
KeyBank CMBS Loan
Debt Instrument [Line Items]
Debt instrument maturity date				Feb. 01, 2029	Feb. 01, 2029
Debt Instrument Fixed Rate				5.00%
Debt Instrument Carrying Amount				$ 104,000,000
Canadian Citi Bank Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					10
Canadian Citi Bank Loan | Interest Rate Caps
Debt Instrument [Line Items]
Effective interest rate cap on derivative instrument					3.00%		3.00%
CMBS SASB Loan
Debt Instrument [Line Items]
Debt instrument maturity date					Feb. 09, 2022	[4]	Feb. 09, 2022	[5]
Number of properties encumbered | Property					29		29
Debt Instrument, Interest Rate					3.15%		4.76%
Debt Instrument Carrying Amount					$ 235,000,000	[4]	$ 235,000,000	[5]	0	[5]
CMBS SASB Loan | LIBOR
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis					LIBOR plus 3%
Debt instrument, variable interest rate					3.00%
CMBS SASB Loan | Interest Rate Swaps
Debt Instrument [Line Items]
Debt Instrument, Interest Rate					4.79%
CMBS SASB Loan | Interest Rate Swaps | LIBOR
Debt Instrument [Line Items]
Fixed interest rate					1.79%
Interest rate, maturity date					Feb. 15, 2022
CMBS Loan | Interest Rate Swaps | LIBOR
Debt Instrument [Line Items]
Interest rate, maturity date							Feb. 15, 2022
Secured Loan
Debt Instrument [Line Items]
Debt instrument maturity date	[7]				Jan. 24, 2022	[6]	Jan. 24, 2022	[8]
Number of properties encumbered | Property					16		16
Debt Instrument, Interest Rate					3.00%	[6],[7]	4.26%
Debt Instrument Carrying Amount	[7]				$ 85,512,000	[6]	$ 85,512,000	[8]	0	[8]
Secured Loan | Interest Rate Swaps
Debt Instrument [Line Items]
Derivative, Fixed Interest Rate			5.10%
Derivative, notional amount			$ 75,700,000
Secured Loan | Interest Rate Caps | LIBOR
Debt Instrument [Line Items]
Effective interest rate cap on derivative instrument													2.60%
Stoney Creek Loan
Debt Instrument [Line Items]
Debt instrument maturity date					Oct. 01, 2021	[9]	Oct. 01, 2021	[10]
Debt Instrument, Interest Rate					4.65%	[9]	5.90%
Debt Instrument Carrying Amount					$ 5,446,364	[9]	$ 5,591,950	[10]	0	[10]
Stoney Creek Loan | Strategic Storage Growth Trust, Inc
Debt Instrument [Line Items]
Debt instrument, variable interest rate					1.95%
Debt Instrument Carrying Amount				$ 5,000,000
Stoney Creek Loan | Strategic Storage Growth Trust, Inc | Minimum
Debt Instrument [Line Items]
Debt Instrument Fixed Rate					4.65%
Torbarrie Loan
Debt Instrument [Line Items]
Debt instrument maturity date					Sep. 01, 2021	[11]	Sep. 01, 2021	[12]
Debt Instrument, Interest Rate					4.65%	[11]	5.90%
Debt Instrument Carrying Amount					$ 6,125,060	[11]	$ 5,936,996	[12]	0	[12]
Torbarrie Loan | Strategic Storage Growth Trust, Inc
Debt Instrument [Line Items]
Debt Instrument Carrying Amount							0				$ 0
Maximum borrowings under credit facility							$ 10,300,000
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Debt instrument maturity date							Jan. 24, 2022
Fixed Rate Secured Debt | Interest Rate Swaps | Termination
Debt Instrument [Line Items]
Derivative, notional amount			85,500,000
Settlement payment of interest rate swaps			$ 600,000
Fixed Rate Secured Debt | Raleigh Myrtle Beach Promissory Note
Debt Instrument [Line Items]
Number of properties encumbered | Property							5
Debt Instrument Fixed Rate							5.73%
Debt Instrument Carrying Amount	[13]						$ 0		11,878,396
Fixed Rate Secured Debt | Oakland and Concord Loan
Debt Instrument [Line Items]
Debt Instrument Fixed Rate							3.95%
Debt Instrument Carrying Amount	[14]						$ 0		19,483,127
Fixed Rate Secured Debt | Oakland and Concord Loan | Interest Rate Swaps
Debt Instrument [Line Items]
Fixed interest rate							3.95%
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Debt instrument maturity date					Aug. 01, 2026		Aug. 01, 2026	[15]
Number of properties encumbered | Property					29		29				29
Debt Instrument Fixed Rate					3.89%		3.89%
Debt Instrument Carrying Amount	[15]				$ 95,000,000		$ 95,000,000		95,000,000
Fixed Rate Secured Debt | KeyBank Florida CMBS Loan
Debt Instrument [Line Items]
Debt instrument maturity date					May 01, 2027		May 01, 2027	[16]
Number of properties encumbered | Property							5
Debt Instrument Fixed Rate					4.65%		4.65%
Debt Instrument Carrying Amount	[16]				$ 52,000,000		$ 52,000,000		52,000,000
Fixed Rate Secured Debt | KeyBank Property Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					5		5
Fixed Rate Secured Debt | Midland North Carolina CMBS Loan
Debt Instrument [Line Items]
Debt instrument maturity date					Aug. 01, 2024		Aug. 01, 2024	[17]
Number of properties encumbered | Property					11		11
Debt Instrument Fixed Rate					5.31%		5.31%
Debt Instrument Carrying Amount	[17]				$ 46,591,442		$ 47,048,287		47,249,999
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Debt instrument maturity date					Feb. 01, 2029	[18]	Feb. 01, 2029	[19]
Number of properties encumbered | Property					10		10
Debt Instrument Fixed Rate					5.00%	[18]	5.00%
Debt Instrument Carrying Amount					$ 104,000,000	[18]	$ 104,000,000	[19]	$ 0	[19]

[1]	As of December 31, 2018, this facility encumbered 21 properties (Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Vallejo, Port St. Lucie I, Sacramento, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Baltimore, Aurora II, Plantation, Wellington, Naples, Port St. Lucie II, and Doral). This loan was repaid in conjunction with the SSGT Merger financing.
[2]	The Oakland and Concord loan interest rate swap was settled on January 24, 2019 in conjunction with the SSGT Mergers.
[3]	This variable rate loan encumbered 49% of the equity interest in the entities that own the 34 properties (the 29 properties encumbered by the KeyBank CMBS Loan and the five properties encumbered by the KeyBank Florida CMBS Loan), and was subordinate to the existing KeyBank CMBS Loan and KeyBank Florida CMBS Loan. This loan was repaid in conjunction with the SSGT Merger financing.
[4]	This variable rate loan encumbers 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). The separate assets of these encumbered properties are not available to pay our other debts.
[5]	This variable rate loan encumbers our 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). In June 2019, we purchased an interest rate swap whereby LIBOR is fixed at 1.79% though February 15, 2022. The separate assets of these encumbered properties are not available to pay our other debts.
[6]	On January 29, 2019, we entered into a $161.2 million notional interest rate swap whereby LIBOR was fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the pay off of the Senior Term Loan, we terminated approximately $75.7 million of this interest rate swap which required a settlement payment of approximately $0.6 million. The remaining $85.5 million of the interest rate swap effectively fixed the interest rate on the Secured Loan at 5.1% until August 1, 2020. To continue hedging our interest rate risk related to this loan, we purchased an interest rate cap on August 3, 2020 with a notional amount of $80 million that effectively caps LIBOR at 0.5% through August 2, 2021.
[7]	This variable rate loan encumbers 16 properties (Colorado Springs, Aurora, Phoenix, 3173 Sweeten Creek Rd - Asheville, Elk Grove, Garden Grove, Deaverview Rd - Asheville, Highland Center Blvd - Asheville, Sarasota, Mount Pleasant, Pembroke Pines, Riverview, Eastlake, McKinney, Hualapai Way - Las Vegas, Gilbert). The separate assets of these encumbered properties are not available to pay our other debts.
[8]	On January 29, 2019, we entered into a $161.2 million notional interest rate swap whereby LIBOR was fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the pay off of the Senior Term Loan, we terminated approximately $75.7 million of this interest rate swap which required a settlement payment of approximately $0.6 million.
[9]	This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of September 30, 2020, and in no event shall the total interest rate fall below 4.65% per annum. The Stoney Creek loan was assumed in the SSGT Mergers and had a balance of approximately $5 million USD as of the SSGT Mergers date. The Stoney Creek loan is secured by a first lien deed of trust on the Stoney Creek property and all improvements thereto, is cross-collateralized with the Torbarrie property, and is guaranteed by the Company. The amounts shown above are in USD based on the foreign exchange rate in effect as of September 30, 2020.
[10]	This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 3.95% as of December 31, 2019, and in no event shall the total interest rate fall below 4.65% per annum. The Stoney Creek loan was assumed in the SSGT Mergers and had a balance of approximately $5 million USD as of the SSGT Mergers date. The Stoney Creek loan is secured by a first lien deed of trust on the Stoney Creek property and all improvements thereto, is cross-collateralized with the Torbarrie property, and is guaranteed by the Company. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2019.
[11]	This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of September 30, 2020, and in no event shall the total interest rate fall below 4.65% per annum. The Torbarrie loan was assumed in the SSGT Mergers and had no outstanding balance as of the date of the SSGT Mergers. The Torbarrie loan is a construction loan and is secured by a first lien deed of trust on the Torbarrie property and all improvements thereto, is cross-collateralized with the Stoney Creek property, and is guaranteed by the Company. The amounts shown above are in USD based on the foreign exchange rate in effect as of September 30, 2020.
[12]	This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 3.95% as of December 31, 2019, and in no event shall the total interest rate fall below 4.65% per annum. The Torbarrie loan was assumed in the SSGT Mergers and had no outstanding balance as of the date of the SSGT Mergers. The Torbarrie loan is a construction loan, which allows for borrowings up to approximately $10.3 million CAD and is secured by a first lien deed of trust on the Torbarrie property and all improvements thereto, is cross-collateralized with the Stoney Creek property, and is guaranteed by the Company. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2019.
[13]	Fixed rate debt with principal and interest payments due monthly. This promissory note was encumbered by five properties, Morrisville, Cary, Raleigh, Myrtle Beach I, and Myrtle Beach II. This loan was repaid in conjunction with the SSGT Merger financing.
[14]	This loan was assumed during the acquisition of the Oakland and Concord properties, along with an interest rate swap with USAmeriBank that fixed the interest rate at 3.95%. This loan was repaid in conjunction with the SSGT Merger financing.
[15]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[16]	This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[17]	This fixed rate loan encumbers 11 self storage properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly.
[18]	This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.
[19]	This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island).